Inventories (Tables)	12 Months Ended
Jun. 30, 2021
Inventories
Schedule of inventories

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Finished goods	1,390,312	1,491,328
Low-value consumables	5,362	4,733
	1,395,674	1,496,061

Schedule of amount of inventories recognized as an expense and included in profit or loss

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	6,793,986	6,178,145	6,632,530
Write-down of inventories	89,945	68,343	(51,074)
Cost of inventories recognized in consolidated statements of profit or loss	6,883,931	6,246,488	6,581,456